MAINLAND CHINA CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2015
MAINLAND CHINA CONTRIBUTION PLAN [Abstract]
MAINLAND CHINA CONTRIBUTION PLAN
10.	Mainland China contribution plan

Full time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these defined contribution plan based on certain percentages of the employees' applicable payroll cost. The total contribution for such employee benefits was $5.9 million, $5.1 million and $4.2 million for the years ended December 31, 2013, 2014 and 2015, respectively.